Segment reporting	12 Months Ended
Dec. 31, 2022
Segment reporting
Segment reporting

22     Segment reporting

The Company’s operations are categorized into one industry segment, which is medical technology focused on magnetic resonance guided ablation procedures for the treatments to ablate the prostate gland, uterine fibroids, osteoid osteoma and nerves for palliative pain relief for patients with metastatic bone disease. The Company is managed geographically in Canada, Germany, USA, China and Finland.

For the year ended December 31, 2022:

	Canada	USA	Germany	Total
	$	$	$	$

Revenue
Capital equipment	986	218	800	2,004
Recurring - non-capital	504	3,177	996	4,677
	1,490	3,395	1,796	6,681

For the year ended December 31, 2021:

	Canada	USA	Germany	Total
	$	$	$	$

Revenue
Capital equipment	1,724	—	1,426	3,150
Recurring - non-capital	353	2,090	1,280	3,723
	2,077	2,090	2,706	6,873

Other financial information by segment as at December 31, 2022:

	Canada	USA	Germany	China	Finland	Total
	$	$	$	$	$	$

Total assets	57,694	3,010	1,288	56	2,373	64,421
Intangible assets	680	—	—	—	—	680
Property and equipment	212	687	—	—	—	899
Right-of-use assets	818	—	—	—	—	818
Amortization of intangible assets	704	—	—	—	—	704
Depreciation of property and equipment	59	613	—	—	—	672
Depreciation of right-of-use assets	219	—	—	9	—	228

Other financial information by segment as at December 31, 2021:

	Canada	USA	Germany	China	Finland	Total
	$	$	$	$	$	$

Total assets	81,529	2,068	1,445	81	1,652	86,775
Goodwill and intangible assets	4,124	—	—	—	—	4,124
Property and equipment	490	298	—	—	—	788
Right-of-use assets	1,106	—	—	10	—	1,116
Amortization of intangible assets	1,029	—	—	—	—	1,029
Depreciation of property and equipment	408	110	—	—	—	518
Depreciation of right-of-use assets	234	—	—	8	90	332